PSF SMALL-CAP STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investments — 99.2%
Common Stocks — 97.0%
Aerospace & Defense — 0.9%
AAR Corp.*	33,311	$3,646,222
Mercury Systems, Inc.*(a)	45,000	3,280,950
National Presto Industries, Inc.	4,657	638,288
VSE Corp.(a)	24,570	4,530,708
		12,096,168
Air Freight & Logistics — 0.2%
Forward Air Corp.*	18,051	301,632
Hub Group, Inc. (Class A Stock)	51,680	1,862,547
		2,164,179
Automobile Components — 1.4%
Adient PLC*	68,400	1,382,364
Dana, Inc.(a)	95,800	3,223,670
Dauch Corp.*	197,750	1,172,657
Dorman Products, Inc.*(a)	23,731	2,476,567
Fox Factory Holding Corp.*	36,100	594,206
Gentherm, Inc.*	26,319	731,142
LCI Industries(a)	20,838	2,562,657
Patrick Industries, Inc.(a)	28,395	3,153,833
Phinia, Inc.	32,350	2,214,034
Standard Motor Products, Inc.	18,023	626,119
XPEL, Inc.*	21,952	971,596
		19,108,845
Automobiles — 0.1%
Winnebago Industries, Inc.(a)	24,196	749,834
Banks — 8.3%
Ameris Bancorp(a)	54,802	4,274,008
Atlantic Union Bankshares Corp.(a)	120,968	4,323,396
Axos Financial, Inc.*	48,230	4,103,891
Banc of California, Inc.	115,950	2,038,401
BancFirst Corp.(a)	17,867	1,938,569
Bancorp, Inc. (The)*	36,126	1,941,050
Bank of Hawaii Corp.	34,300	2,546,775
BankUnited, Inc.	63,237	2,855,783
Banner Corp.	29,087	1,764,999
Beacon Financial Corp.	71,289	2,138,670
Capitol Federal Financial, Inc.	106,681	760,636
Cathay General Bancorp	57,350	2,859,471
Central Pacific Financial Corp.	22,484	718,589
City Holding Co.(a)	12,518	1,496,151
Community Financial System, Inc.(a)	44,936	2,635,496
Customers Bancorp, Inc.*(a)	27,446	1,905,027
CVB Financial Corp.(a)	108,723	2,108,139
Dime Community Bancshares, Inc.	34,990	1,183,362
Eagle Bancorp, Inc.	24,085	598,994
FB Financial Corp.(a)	34,855	1,810,369
First Bancorp(a)	35,662	2,009,554
First BanCorp. (Puerto Rico)(a)	132,761	2,835,775
First Commonwealth Financial Corp.	87,432	1,537,055
First Financial Bancorp	89,174	2,486,171
First Hawaiian, Inc.	104,682	2,579,364
First Interstate BancSystem, Inc. (Class A Stock)(a)	75,050	2,506,670
Fulton Financial Corp.(a)	162,900	3,313,386
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Hanmi Financial Corp.	25,152	$663,007
Heritage Financial Corp.	34,536	897,936
Hilltop Holdings, Inc.(a)	35,559	1,273,723
Hope Bancorp, Inc.	110,695	1,236,463
Independent Bank Corp.	42,285	3,180,255
Lakeland Financial Corp.	21,278	1,220,932
National Bank Holdings Corp. (Class A Stock)	38,419	1,504,488
NBT Bancorp, Inc.	45,117	1,921,082
Northwest Bancshares, Inc.	124,673	1,582,100
OFG Bancorp (Puerto Rico)(a)	36,906	1,493,217
Park National Corp.(a)	13,715	2,241,717
Pathward Financial, Inc.(a)	18,553	1,655,484
Preferred Bank(a)	9,548	865,908
Provident Financial Services, Inc.	111,459	2,358,472
Renasant Corp.(a)	80,745	2,917,317
S&T Bancorp, Inc.	31,879	1,333,499
Seacoast Banking Corp. of Florida(a)	83,657	2,533,970
ServisFirst Bancshares, Inc.(a)	42,871	3,122,295
Simmons First National Corp. (Class A Stock)	124,949	2,430,258
Southside Bancshares, Inc.	24,293	755,269
Stellar Bancorp, Inc.	38,842	1,422,006
Tompkins Financial Corp.	10,913	860,381
Triumph Financial, Inc.*	19,695	1,175,004
TrustCo Bank Corp.	15,380	673,336
Trustmark Corp.	50,333	2,121,033
United Community Banks, Inc.(a)	102,908	3,240,573
WaFd, Inc.(a)	64,741	2,032,867
Westamerica BanCorp	21,455	1,118,878
WSFS Financial Corp.	45,560	2,982,358
		112,083,579
Beverages — 0.2%
National Beverage Corp.*	20,203	679,831
Vita Coco Co., Inc. (The)*	35,600	1,705,596
		2,385,427
Biotechnology — 3.2%
ACADIA Pharmaceuticals, Inc.*	107,750	2,398,515
ADMA Biologics, Inc.*	203,100	1,829,931
Alkermes PLC*(a)	140,900	4,982,224
Apellis Pharmaceuticals, Inc.*(a)	88,600	3,564,378
Arcus Biosciences, Inc.*(a)	73,723	1,592,417
Catalyst Pharmaceuticals, Inc.*	99,369	2,460,377
Krystal Biotech, Inc.*(a)	22,020	5,688,206
Protagonist Therapeutics, Inc.*(a)	50,140	5,284,756
PTC Therapeutics, Inc.*	68,500	4,666,905
Sarepta Therapeutics, Inc.*	90,500	1,969,280
TG Therapeutics, Inc.*(a)	115,950	3,851,859
Veracyte, Inc.*	67,850	2,185,449
Vericel Corp.*	44,036	1,416,638
Vir Biotechnology, Inc.*	99,017	887,192
Xencor, Inc.*	62,305	751,398
		43,529,525
A1

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Broadline Retail — 0.4%
Etsy, Inc.*	84,200	$4,208,316
Kohl’s Corp.(a)	97,800	1,261,620
		5,469,936
Building Products — 2.3%
American Woodmark Corp.*	12,670	504,646
Apogee Enterprises, Inc.	18,995	637,092
Armstrong World Industries, Inc.	36,800	6,064,640
AZZ, Inc.(a)	25,481	3,188,438
CSW Industrials, Inc.(a)	14,050	3,661,149
Gibraltar Industries, Inc.*	25,483	1,016,007
Griffon Corp.	33,755	2,453,313
Hayward Holdings, Inc.*	172,200	2,304,036
Insteel Industries, Inc.	16,743	562,732
Masterbrand, Inc.*(a)	110,637	919,394
Quanex Building Products Corp.(a)	39,477	709,402
Resideo Technologies, Inc.*(a)	118,207	3,984,758
Zurn Elkay Water Solutions Corp.(a)	126,650	5,678,986
		31,684,593
Capital Markets — 3.0%
Acadian Asset Management, Inc.	22,381	1,217,974
Artisan Partners Asset Management, Inc. (Class A Stock)	60,850	2,214,331
BGC Group, Inc. (Class A Stock)	310,350	3,035,223
Cohen & Steers, Inc.	23,650	1,479,307
Donnelley Financial Solutions, Inc.*	22,886	1,078,846
MarketAxess Holdings, Inc.	31,720	5,233,166
Moelis & Co. (Class A Stock)(a)	63,150	3,599,550
Piper Sandler Cos.	57,408	4,394,582
PJT Partners, Inc. (Class A Stock)(a)	20,710	2,893,601
StepStone Group, Inc. (Class A Stock)	62,400	2,977,728
StoneX Group, Inc.*	60,112	4,848,033
Victory Capital Holdings, Inc. (Class A Stock)(a)	40,500	2,651,940
Virtu Financial, Inc. (Class A Stock)	68,650	3,019,227
Virtus Investment Partners, Inc.	5,533	743,359
WisdomTree, Inc.(a)	99,198	1,444,323
		40,831,190
Chemicals — 3.5%
Balchem Corp.	27,635	4,683,580
Celanese Corp.	93,450	6,146,207
Chemours Co. (The)(a)	127,900	2,817,637
Eastman Chemical Co.	97,350	7,429,752
Element Solutions, Inc.	194,100	6,626,574
FMC Corp.(a)	107,850	1,857,177
Hawkins, Inc.(a)	18,024	2,768,486
HB Fuller Co.	46,578	2,872,931
Ingevity Corp.*	31,050	2,211,692
Innospec, Inc.	21,019	1,534,807
Koppers Holdings, Inc.	16,669	644,757
Minerals Technologies, Inc.	26,871	1,905,691
Quaker Chemical Corp.(a)	11,655	1,447,901
Sensient Technologies Corp.	36,220	3,130,857
Stepan Co.	18,829	941,073
		47,019,122
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies — 2.2%
ABM Industries, Inc.	49,962	$1,924,536
Brady Corp. (Class A Stock)	37,230	3,024,565
Casella Waste Systems, Inc. (Class A Stock)*(a)	53,340	4,231,996
CoreCivic, Inc.*	85,373	1,614,403
Deluxe Corp.	38,734	1,066,734
Enviri Corp.*(a)	70,376	1,380,777
GEO Group, Inc. (The)*(a)	116,667	1,961,172
Healthcare Services Group, Inc.*	60,839	1,128,564
HNI Corp.	59,447	1,984,935
Interface, Inc.	50,400	1,255,968
Liquidity Services, Inc.*	20,391	623,353
MillerKnoll, Inc.	58,967	852,663
OPENLANE, Inc.*	91,787	2,675,591
Pitney Bowes, Inc.(a)	127,875	1,413,019
UniFirst Corp.	12,393	3,117,955
Vestis Corp.	96,750	760,455
		29,016,686
Communications Equipment — 1.5%
Calix, Inc.*(a)	51,300	2,513,187
Digi International, Inc.*(a)	32,048	1,544,714
Extreme Networks, Inc.*	114,028	1,719,542
Harmonic, Inc.*	98,258	882,357
NetScout Systems, Inc.*	58,387	1,856,123
Viasat, Inc.*(a)	115,965	5,311,197
Viavi Solutions, Inc.*(a)	197,437	6,570,703
		20,397,823
Construction & Engineering — 2.5%
Arcosa, Inc.(a)	41,853	4,442,278
Argan, Inc.	11,840	6,448,656
Everus Construction Group, Inc.*(a)	43,532	5,139,388
Granite Construction, Inc.(a)	37,114	4,449,226
MYR Group, Inc.*	13,240	3,737,917
Primoris Services Corp.(a)	46,110	6,595,574
WillScot Holdings Corp.(a)	157,250	2,729,860
		33,542,899
Consumer Finance — 0.8%
Bread Financial Holdings, Inc.	37,630	2,818,111
Encore Capital Group, Inc.*(a)	19,083	1,338,100
Enova International, Inc.*	21,093	2,865,062
EZCORP, Inc. (Class A Stock)*	50,532	1,282,502
Navient Corp.(a)	59,850	489,573
PRA Group, Inc.*	33,743	590,502
PROG Holdings, Inc.	34,479	989,203
World Acceptance Corp.*	2,654	358,396
		10,731,449
Consumer Staples Distribution & Retail — 0.8%
Andersons, Inc. (The)	28,928	2,076,452
Chefs’ Warehouse, Inc. (The)*(a)	30,877	1,835,638
Grocery Outlet Holding Corp.*(a)	84,700	597,135
PriceSmart, Inc.(a)	21,749	3,273,224
United Natural Foods, Inc.*	52,286	2,356,007
		10,138,456

A2

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Containers & Packaging — 0.5%
O-I Glass, Inc.*	130,025	$1,366,563
Sealed Air Corp.(a)	127,050	5,342,452
		6,709,015
Distributors — 0.5%
LKQ Corp.(a)	218,450	6,415,877
Diversified Consumer Services — 1.7%
ADT, Inc.	433,600	2,848,752
Covista, Inc.*	29,450	3,394,112
Frontdoor, Inc.*(a)	61,502	3,250,996
Laureate Education, Inc.*(a)	114,450	3,987,438
Matthews International Corp. (Class A Stock)(a)	26,557	685,702
Mister Car Wash, Inc.*(a)	85,106	593,189
OneSpaWorld Holdings Ltd. (Bahamas)(a)	87,000	1,996,650
Perdoceo Education Corp.	51,456	1,914,678
Strategic Education, Inc.	19,825	1,644,682
Stride, Inc.*(a)	35,830	3,159,131
		23,475,330
Diversified REITs — 0.6%
American Assets Trust, Inc.	40,702	749,324
Essential Properties Realty Trust, Inc.(a)	175,135	5,317,098
Global Net Lease, Inc.	168,260	1,574,914
		7,641,336
Diversified Telecommunication Services — 0.8%
Cogent Communications Holdings, Inc.	41,446	780,843
Iridium Communications, Inc.(a)	90,450	2,509,083
Lumen Technologies, Inc.*	805,318	5,596,960
Uniti Group, Inc.*(a)	156,193	1,465,090
		10,351,976
Electric Utilities — 0.6%
Hawaiian Electric Industries, Inc.*(a)	149,100	2,212,644
MGE Energy, Inc.	31,050	2,399,854
Otter Tail Corp.(a)	35,649	3,128,913
		7,741,411
Electrical Equipment — 0.5%
Powell Industries, Inc.	8,120	4,393,570
Sunrun, Inc.*	199,250	2,701,830
		7,095,400
Electronic Equipment, Instruments & Components — 3.3%
Arlo Technologies, Inc.*(a)	90,888	1,293,336
Badger Meter, Inc.(a)	25,143	3,830,536
Benchmark Electronics, Inc.(a)	30,265	1,696,656
CTS Corp.	24,626	1,176,138
ePlus, Inc.	22,244	1,673,861
Insight Enterprises, Inc.*	26,681	1,787,894
Itron, Inc.*(a)	39,080	3,502,740
Knowles Corp.*	72,449	1,860,490
Mirion Technologies, Inc.*(a)	208,800	3,881,592
Napco Security Technologies, Inc.	30,400	1,197,456
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
OSI Systems, Inc.*(a)	13,212	$3,507,918
PC Connection, Inc.	9,962	582,379
Plexus Corp.*	22,852	4,628,444
Ralliant Corp.	96,250	4,003,038
Rogers Corp.*	14,455	1,551,455
Sanmina Corp.*(a)	46,598	6,040,965
ScanSource, Inc.*	16,781	609,150
Vishay Intertechnology, Inc.	105,350	1,896,300
		44,720,348
Energy Equipment & Services — 2.9%
Archrock, Inc.	149,627	5,207,020
Atlas Energy Solutions, Inc.(a)	64,000	839,680
Bristow Group, Inc.	21,600	1,012,824
Cactus, Inc. (Class A Stock)	59,200	2,804,304
Core Laboratories, Inc.(a)	40,498	679,961
Helix Energy Solutions Group, Inc.*	119,325	1,180,124
Helmerich & Payne, Inc.	85,186	3,069,252
Innovex International, Inc.*	32,768	799,211
Kodiak Gas Services, Inc.	70,900	4,134,888
Liberty Energy, Inc.	138,300	3,983,040
Noble Corp. PLC(a)	107,300	5,265,211
Oceaneering International, Inc.*(a)	85,148	3,020,200
Patterson-UTI Energy, Inc.	294,673	3,191,309
RPC, Inc.(a)	75,967	537,846
Tidewater, Inc.*	39,250	3,279,337
		39,004,207
Entertainment — 0.7%
Cinemark Holdings, Inc.	88,421	2,521,767
Madison Square Garden Sports Corp.*	15,340	4,930,276
Sphere Entertainment Co.*(a)	22,720	2,667,328
		10,119,371
Financial Services — 2.1%
Enact Holdings, Inc.	25,300	1,032,493
EVERTEC, Inc. (Puerto Rico)	55,082	1,554,414
HA Sustainable Infrastructure Capital, Inc.(a)	108,900	4,002,075
Jackson Financial, Inc. (Class A Stock)	60,440	6,389,717
Merchants Bancorp	25,050	1,074,896
NCR Atleos Corp.*	63,550	2,769,509
NMI Holdings, Inc.*	64,857	2,432,786
Payoneer Global, Inc.*	246,368	1,189,957
Radian Group, Inc.	115,619	3,824,677
Sezzle, Inc.*	14,750	933,528
Walker & Dunlop, Inc.	29,325	1,301,443
Western Union Co. (The)(a)	274,550	2,396,821
		28,902,316
Food Products — 1.2%
Cal-Maine Foods, Inc.(a)	38,197	3,023,293
Fresh Del Monte Produce, Inc.	28,876	1,162,548
Freshpet, Inc.*(a)	41,950	2,473,372
J & J Snack Foods Corp.(a)	12,942	1,025,912
John B. Sanfilippo & Son, Inc.	7,608	603,543
Lamb Weston Holdings, Inc.(a)	118,500	5,007,810

A3

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Simply Good Foods Co. (The)*(a)	72,655	$1,042,599
Tootsie Roll Industries, Inc.	17,381	742,516
Vital Farms, Inc.*(a)	32,100	453,252
		15,534,845
Gas Utilities — 0.6%
Chesapeake Utilities Corp.(a)	20,327	2,568,723
MDU Resources Group, Inc.(a)	174,400	3,613,568
Northwest Natural Holding Co.	35,350	1,881,327
		8,063,618
Ground Transportation — 0.9%
ArcBest Corp.(a)	18,866	1,855,660
Heartland Express, Inc.	39,284	408,554
Hertz Global Holdings, Inc.*(a)	107,350	494,883
Lyft, Inc. (Class A Stock)*(a)	339,750	4,518,675
Marten Transport Ltd.	49,966	656,053
RXO, Inc.*(a)	141,419	2,067,546
Schneider National, Inc. (Class B Stock)(a)	43,450	1,145,342
Werner Enterprises, Inc.	52,200	1,535,202
		12,681,915
Health Care Equipment & Supplies — 2.7%
Artivion, Inc.*	36,234	1,326,889
Avanos Medical, Inc.*	41,848	586,290
CONMED Corp.(a)	27,005	954,897
Embecta Corp.	50,512	446,526
Enovis Corp.*(a)	49,350	1,122,713
Glaukos Corp.*	49,014	5,276,847
ICU Medical, Inc.*(a)	21,020	2,714,733
Inspire Medical Systems, Inc.*(a)	22,660	1,168,803
Integer Holdings Corp.*(a)	29,803	2,622,664
Integra LifeSciences Holdings Corp.*	59,150	557,193
LeMaitre Vascular, Inc.	17,983	1,963,204
Merit Medical Systems, Inc.*	50,600	3,487,858
Neogen Corp.*	189,600	1,761,384
Omnicell, Inc.*	38,750	1,293,475
QuidelOrtho Corp.*	59,150	971,835
STAAR Surgical Co.*(a)	43,250	808,775
Tandem Diabetes Care, Inc.*(a)	57,844	1,108,870
Teleflex, Inc.(a)	37,710	4,510,493
TransMedics Group, Inc.*(a)	29,440	2,926,630
UFP Technologies, Inc.*(a)	6,730	1,302,928
		36,913,007
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc.*(a)	78,700	1,840,793
AdaptHealth Corp.*	93,765	1,115,804
Addus HomeCare Corp.*(a)	15,851	1,484,446
AMN Healthcare Services, Inc.*	33,903	621,781
Astrana Health, Inc.*(a)	37,015	907,608
BrightSpring Health Services, Inc.*(a)	113,500	4,836,235
Concentra Group Holdings Parent, Inc.	102,774	2,204,502
CorVel Corp.*	26,904	1,470,304
Molina Healthcare, Inc.*	43,950	5,858,535
National HealthCare Corp.	10,560	1,686,432
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
NeoGenomics, Inc.*	114,355	$848,514
Pediatrix Medical Group, Inc.*	73,582	1,573,919
Privia Health Group, Inc.*	99,600	2,048,772
Progyny, Inc.*(a)	69,800	1,185,204
RadNet, Inc.*(a)	59,632	3,332,832
Select Medical Holdings Corp.	93,737	1,526,976
U.S. Physical Therapy, Inc.(a)	13,174	987,523
		33,530,180
Health Care REITs — 0.3%
LTC Properties, Inc.	41,158	1,529,431
Medical Properties Trust, Inc.(a)	420,950	1,948,999
Universal Health Realty Income Trust	11,000	445,170
		3,923,600
Health Care Technology — 0.3%
Certara, Inc.*(a)	105,145	599,327
HealthStream, Inc.	20,371	421,883
Schrodinger, Inc.*	48,350	549,256
Waystar Holding Corp.*(a)	97,950	2,361,574
		3,932,040
Hotel & Resort REITs — 0.9%
Apple Hospitality REIT, Inc.(a)	190,300	2,190,353
DiamondRock Hospitality Co.(a)	173,854	1,629,012
Pebblebrook Hotel Trust(a)	98,081	1,238,763
Ryman Hospitality Properties, Inc.(a)	53,770	4,961,358
Sunstone Hotel Investors, Inc.(a)	161,842	1,458,196
Xenia Hotels & Resorts, Inc.	80,905	1,199,821
		12,677,503
Hotels, Restaurants & Leisure — 2.4%
BJ’s Restaurants, Inc.*(a)	17,925	629,168
Brinker International, Inc.*	37,164	5,305,904
Caesars Entertainment, Inc.*(a)	174,200	4,604,106
Cheesecake Factory, Inc. (The)(a)	39,535	2,164,541
Cracker Barrel Old Country Store, Inc.(a)	19,166	538,756
Golden Entertainment, Inc.	17,596	469,637
Life Time Group Holdings, Inc.*	129,850	3,498,159
Marriott Vacations Worldwide Corp.(a)	23,900	1,556,368
Monarch Casino & Resort, Inc.	10,339	988,408
Papa John’s International, Inc.(a)	28,250	915,583
Penn Entertainment, Inc.*	110,300	1,657,809
Pursuit Attractions & Hospitality, Inc.*	18,516	678,241
Red Rock Resorts, Inc. (Class A Stock)(a)	41,700	2,225,112
Sabre Corp.*	343,956	498,736
Shake Shack, Inc. (Class A Stock)*(a)	34,289	3,033,548
Six Flags Entertainment Corp.*(a)	88,400	1,569,100
United Parks & Resorts, Inc.*(a)	23,600	770,776
Wendy’s Co. (The)(a)	138,050	959,448
		32,063,400
Household Durables — 2.6%
Cavco Industries, Inc.*(a)	6,620	3,206,000
Century Communities, Inc.	21,391	1,227,416

A4

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
Champion Homes, Inc.*(a)	47,150	$3,506,545
Dream Finders Homes, Inc. (Class A Stock)*(a)	24,750	344,520
Ethan Allen Interiors, Inc.(a)	20,623	459,068
Green Brick Partners, Inc.*(a)	25,834	1,665,001
Installed Building Products, Inc.(a)	19,323	5,123,493
La-Z-Boy, Inc.	35,517	1,141,516
Leggett & Platt, Inc.	118,150	1,167,322
LGI Homes, Inc.*	17,520	692,566
M/I Homes, Inc.*	22,313	2,732,227
Meritage Homes Corp.	56,996	3,524,633
Mohawk Industries, Inc.*(a)	44,300	4,361,778
Newell Brands, Inc.	365,900	1,255,037
Sonos, Inc.*	104,393	1,398,866
Tri Pointe Homes, Inc.*	74,205	3,467,600
		35,273,588
Household Products — 0.4%
Central Garden & Pet Co.*	6,816	250,624
Central Garden & Pet Co. (Class A Stock)*	43,502	1,410,335
Energizer Holdings, Inc.(a)	53,000	870,260
Reynolds Consumer Products, Inc.	47,200	999,696
WD-40 Co.	11,506	2,346,534
		5,877,449
Independent Power & Renewable Electricity Producers — 0.3%
Clearway Energy, Inc. (Class A Stock)	29,750	1,165,308
Clearway Energy, Inc. (Class C Stock)(a)	72,650	2,854,418
		4,019,726
Industrial REITs — 0.7%
Innovative Industrial Properties, Inc.(a)	24,182	1,212,969
LXP Industrial Trust	50,337	2,328,590
Terreno Realty Corp.(a)	89,300	5,484,806
		9,026,365
Insurance — 2.2%
AMERISAFE, Inc.	16,297	543,179
Assured Guaranty Ltd.	36,965	3,011,908
Employers Holdings, Inc.(a)	19,410	798,527
Genworth Financial, Inc.*	344,963	2,801,100
Goosehead Insurance, Inc. (Class A Stock)*(a)	21,360	911,218
HCI Group, Inc.	9,134	1,412,208
Horace Mann Educators Corp.	34,611	1,477,197
Kemper Corp.	50,100	1,531,056
Lincoln National Corp.	144,250	5,120,875
Mercury General Corp.	22,785	2,008,498
Palomar Holdings, Inc.*	22,609	2,701,775
ProAssurance Corp.*	45,594	1,127,084
Safety Insurance Group, Inc.	12,834	932,262
SiriusPoint Ltd.*	88,693	1,910,447
Stewart Information Services Corp.	25,776	1,587,286
Trupanion, Inc.*(a)	29,265	749,477
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
United Fire Group, Inc.	19,348	$717,037
		29,341,134
Interactive Media & Services — 1.3%
Cargurus, Inc.*(a)	70,150	2,388,607
IAC, Inc.*(a)	56,300	2,253,689
Match Group, Inc.	201,450	6,186,529
QuinStreet, Inc.*	49,176	590,604
Shutterstock, Inc.	20,791	345,339
TripAdvisor, Inc.*(a)	101,350	1,080,391
Yelp, Inc.*	50,432	1,247,688
Ziff Davis, Inc.*(a)	34,100	1,430,836
ZoomInfo Technologies, Inc.*	229,250	1,370,915
		16,894,598
IT Services — 0.7%
ASGN, Inc.*	36,400	1,409,044
DigitalOcean Holdings, Inc.*(a)	67,150	5,760,127
DXC Technology Co.*	144,850	1,820,764
Grid Dynamics Holdings, Inc.*	56,200	320,340
		9,310,275
Leisure Products — 0.3%
Acushnet Holdings Corp.(a)	23,650	2,210,802
Callaway Golf Co.*(a)	119,250	1,655,190
		3,865,992
Life Sciences Tools & Services — 0.2%
Azenta, Inc.*(a)	35,600	752,228
BioLife Solutions, Inc.*	32,947	628,629
Cytek Biosciences, Inc.*	96,257	420,643
Fortrea Holdings, Inc.*	78,400	738,528
		2,540,028
Machinery — 4.1%
Alamo Group, Inc.	9,305	1,535,046
Albany International Corp. (Class A Stock)	24,769	1,293,189
Astec Industries, Inc.	19,565	1,053,380
Enerpac Tool Group Corp.	45,746	1,668,357
Enpro, Inc.	17,977	4,505,935
ESCO Technologies, Inc.	22,098	6,217,714
Federal Signal Corp.(a)	51,893	5,611,709
Franklin Electric Co., Inc.	32,635	3,007,968
Gates Industrial Corp. PLC*(a)	216,650	4,898,456
Greenbrier Cos., Inc. (The)	26,181	1,378,430
JBT Marel Corp.(a)	44,350	5,671,034
Kadant, Inc.(a)	10,050	2,938,118
Kennametal, Inc.	65,655	2,372,115
Lindsay Corp.	8,922	1,062,343
Mueller Water Products, Inc. (Class A Stock)	133,450	3,668,540
Proto Labs, Inc.*	20,604	1,174,840
Standex International Corp.(a)	10,341	2,635,507
Tennant Co.	15,595	1,035,508
Titan International, Inc.*	44,126	304,911
Trinity Industries, Inc.	68,403	2,201,209

A5

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Worthington Enterprises, Inc.	27,100	$1,412,994
		55,647,303
Marine Transportation — 0.3%
Matson, Inc.(a)	26,608	4,362,116
Media — 0.6%
Cable One, Inc.(a)	3,980	363,016
DoubleVerify Holdings, Inc.*	114,089	1,083,845
John Wiley & Sons, Inc. (Class A Stock)(a)	34,350	1,308,735
Scholastic Corp.(a)	19,669	768,271
Versant Media Group, Inc.*	124,050	4,592,331
		8,116,198
Metals & Mining — 1.1%
Alpha Metallurgical Resources, Inc.*(a)	9,320	1,913,116
Century Aluminum Co.*	45,368	2,662,648
Kaiser Aluminum Corp.	13,861	1,670,389
Materion Corp.	17,688	2,558,569
Metallus, Inc.*	31,033	507,079
Warrior Met Coal, Inc.	44,856	4,178,337
Worthington Steel, Inc.	28,400	861,940
		14,352,078
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Adamas Trust, Inc.	73,330	539,709
Apollo Commercial Real Estate Finance, Inc.(a)	112,796	1,191,126
Arbor Realty Trust, Inc.(a)	167,850	1,294,124
ARMOUR Residential REIT, Inc.(a)	95,496	1,592,873
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	135,350	2,591,952
Ellington Financial, Inc.(a)	92,780	1,099,443
Franklin BSP Realty Trust, Inc.(a)	71,025	603,002
PennyMac Mortgage Investment Trust(a)	75,156	876,319
Redwood Trust, Inc.	106,213	595,855
Rithm Capital Corp.(a)	474,400	4,497,312
Two Harbors Investment Corp.	89,829	1,025,847
		15,907,562
Multi-Utilities — 0.3%
Avista Corp.	70,054	2,811,967
Unitil Corp.	15,411	805,071
		3,617,038
Office REITs — 0.5%
Douglas Emmett, Inc.(a)	144,500	1,361,190
Easterly Government Properties, Inc.	37,917	812,561
Highwoods Properties, Inc.	94,900	2,031,809
JBG SMITH Properties(a)	51,111	746,732
SL Green Realty Corp.(a)	61,343	2,266,010
		7,218,302
Oil, Gas & Consumable Fuels — 3.2%
California Resources Corp.(a)	67,050	4,641,201
Comstock Resources, Inc.*(a)	67,329	1,419,295
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Core Natural Resources, Inc.	43,729	$4,579,738
Crescent Energy Co. (Class A Stock)	207,592	2,802,492
CVR Energy, Inc.*	26,330	886,005
Dorian LPG Ltd.	32,012	1,094,810
International Seaways, Inc.(a)	35,300	2,572,664
Kinetik Holdings, Inc.(a)	39,250	1,900,093
Magnolia Oil & Gas Corp. (Class A Stock)	154,350	4,872,830
Northern Oil & Gas, Inc.(a)	88,804	2,595,741
Par Pacific Holdings, Inc.*(a)	43,396	2,718,325
Peabody Energy Corp.	103,750	3,418,563
REX American Resources Corp.*	24,686	1,124,941
SM Energy Co.	193,152	6,022,479
Talos Energy, Inc.*	109,420	1,724,459
World Kinect Corp.(a)	48,470	1,118,203
		43,491,839
Paper & Forest Products — 0.1%
Sylvamo Corp.	28,572	1,206,881
Passenger Airlines — 0.4%
Allegiant Travel Co.*(a)	11,246	911,376
JetBlue Airways Corp.*(a)	254,000	1,122,680
SkyWest, Inc.*	34,226	3,142,973
Sun Country Airlines Holdings, Inc.*	46,521	768,527
		5,945,556
Personal Care Products — 0.2%
Edgewell Personal Care Co.(a)	40,115	856,054
Interparfums, Inc.	15,407	1,399,572
		2,255,626
Pharmaceuticals — 1.9%
Amneal Pharmaceuticals, Inc.*	146,750	1,824,102
Amphastar Pharmaceuticals, Inc.*(a)	31,208	611,365
ANI Pharmaceuticals, Inc.*(a)	15,480	1,190,412
Collegium Pharmaceutical, Inc.*(a)	27,469	908,400
Corcept Therapeutics, Inc.*(a)	79,892	3,220,447
Harmony Biosciences Holdings, Inc.*	34,029	953,152
Indivior Pharmaceuticals, Inc.*(a)	106,550	3,247,644
Innoviva, Inc.*	61,356	1,429,595
Ligand Pharmaceuticals, Inc.*(a)	16,921	3,378,278
Organon & Co.(a)	224,450	1,344,455
Pacira BioSciences, Inc.*	35,068	792,537
Perrigo Co. PLC(a)	118,850	1,276,449
Phibro Animal Health Corp. (Class A Stock)	17,550	970,690
Prestige Consumer Healthcare, Inc.*(a)	40,380	2,393,323
Supernus Pharmaceuticals, Inc.*	48,750	2,519,887
		26,060,736
Professional Services — 1.6%
Amentum Holdings, Inc.*(a)	131,050	3,417,784
CSG Systems International, Inc.(a)	23,631	1,889,062
Insperity, Inc.	30,900	835,536
Korn Ferry	44,532	2,803,290
Legalzoom.com, Inc.*	94,600	536,382
ManpowerGroup, Inc.	40,400	1,190,184

A6

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Paycom Software, Inc.	41,700	$5,068,218
Robert Half, Inc.(a)	84,750	2,152,650
Upwork, Inc.*(a)	112,850	1,236,836
Verra Mobility Corp.*	137,763	1,968,633
		21,098,575
Real Estate Management & Development — 0.5%
Cushman & Wakefield Ltd.*	199,957	2,451,473
eXp World Holdings, Inc.(a)	77,650	465,123
Kennedy-Wilson Holdings, Inc.	105,317	1,139,530
Marcus & Millichap, Inc.	21,580	573,812
St. Joe Co. (The)	34,237	2,150,084
		6,780,022
Residential REITs — 0.2%
Centerspace	14,293	821,133
NexPoint Residential Trust, Inc.	18,645	466,125
Veris Residential, Inc.	70,129	1,323,334
		2,610,592
Retail REITs — 1.5%
Acadia Realty Trust	113,076	2,162,013
Curbline Properties Corp.(a)	83,572	2,155,322
Getty Realty Corp.(a)	45,111	1,434,530
Macerich Co. (The)(a)	218,550	4,130,595
Phillips Edison & Co., Inc.	108,450	4,058,199
Saul Centers, Inc.	10,878	354,405
Tanger, Inc.	98,198	3,336,768
Urban Edge Properties	109,816	2,194,124
Whitestone REIT	38,287	618,335
		20,444,291
Semiconductors & Semiconductor Equipment — 3.8%
ACM Research, Inc. (Class A Stock)*	45,450	1,788,458
Alpha & Omega Semiconductor Ltd.*	21,745	481,869
Axcelis Technologies, Inc.*(a)	26,200	2,438,696
Cohu, Inc.*	40,752	1,247,826
Diodes, Inc.*	39,150	2,672,379
Enphase Energy, Inc.*	111,650	4,221,486
FormFactor, Inc.*	66,143	6,415,210
Ichor Holdings Ltd.*	29,401	1,370,381
Impinj, Inc.*	23,140	2,376,478
Kulicke & Soffa Industries, Inc. (Singapore)	44,634	2,933,346
MaxLinear, Inc.*	69,905	1,215,648
PDF Solutions, Inc.*	28,218	923,011
Penguin Solutions, Inc.*(a)	41,630	732,688
Photronics, Inc.*(a)	50,921	2,057,718
Power Integrations, Inc.(a)	47,800	2,447,360
Qorvo, Inc.*	72,000	5,572,800
Semtech Corp.*	78,946	6,070,158
SolarEdge Technologies, Inc.*	50,900	2,598,445
Ultra Clean Holdings, Inc.*	38,700	2,406,366
Veeco Instruments, Inc.*(a)	51,299	1,736,984
		51,707,307
	Shares	Value
Common Stocks (continued)
Software — 2.9%
A10 Networks, Inc.(a)	62,296	$1,440,284
ACI Worldwide, Inc.*	87,950	3,606,829
Adeia, Inc.(a)	94,459	2,269,850
Agilysys, Inc.*(a)	21,893	1,557,468
Alarm.com Holdings, Inc.*	43,039	1,858,854
BlackLine, Inc.*(a)	43,150	1,596,550
Box, Inc. (Class A Stock)*(a)	122,200	2,888,808
Cleanspark, Inc.*(a)	218,250	1,857,308
Clear Secure, Inc. (Class A Stock)	75,650	3,662,216
Life360, Inc.*(a)	66,900	2,730,858
LiveRamp Holdings, Inc.*	54,944	1,457,115
MARA Holdings, Inc.*(a)	322,750	2,633,640
N-able, Inc.*	64,288	300,225
NCR Voyix Corp.*(a)	120,650	763,715
Progress Software Corp.*	35,912	921,143
Q2 Holdings, Inc.*	53,150	2,513,995
RingCentral, Inc. (Class A Stock)(a)	64,700	2,406,193
Sprinklr, Inc. (Class A Stock)*	105,950	635,700
SPS Commerce, Inc.*	31,993	1,781,050
Teradata Corp.*(a)	80,500	2,063,215
		38,945,016
Specialized REITs — 0.7%
Four Corners Property Trust, Inc.	89,625	2,119,631
Millrose Properties, Inc.	131,550	3,683,400
Outfront Media, Inc.	124,154	3,290,081
Safehold, Inc.	39,633	536,235
		9,629,347
Specialty Retail — 3.0%
Academy Sports & Outdoors, Inc.(a)	57,410	3,240,794
Advance Auto Parts, Inc.(a)	51,050	2,692,887
American Eagle Outfitters, Inc.	136,029	2,271,684
Asbury Automotive Group, Inc.*(a)	16,586	3,241,070
Boot Barn Holdings, Inc.*	25,957	3,799,067
Buckle, Inc. (The)	25,477	1,283,022
CarMax, Inc.*	121,000	5,031,180
Group 1 Automotive, Inc.	10,059	3,325,807
MarineMax, Inc.*	17,009	460,264
Monro, Inc.	25,855	414,714
National Vision Holdings, Inc.*	68,358	1,770,472
Sally Beauty Holdings, Inc.*	82,761	1,146,240
Signet Jewelers Ltd.(a)	34,680	2,935,315
Sonic Automotive, Inc. (Class A Stock)(a)	12,836	880,165
Upbound Group, Inc.	45,499	821,257
Urban Outfitters, Inc.*(a)	45,905	2,908,082
Victoria’s Secret & Co.*	68,500	3,175,660
Winmark Corp.	2,560	1,094,528
		40,492,208
Technology Hardware, Storage & Peripherals — 0.0%
Corsair Gaming, Inc.*	41,902	232,556
Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc.	31,050	1,110,348
G-III Apparel Group Ltd.	31,556	874,101
Kontoor Brands, Inc.(a)	44,030	3,094,869

A7

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Oxford Industries, Inc.(a)	11,980	$461,350
Steven Madden Ltd.	62,747	2,128,378
Under Armour, Inc. (Class A Stock)*(a)	163,100	963,921
Under Armour, Inc. (Class C Stock)*	102,200	591,738
Wolverine World Wide, Inc.	70,904	1,157,153
		10,381,858
Tobacco — 0.1%
Universal Corp.	21,490	1,132,523
Trading Companies & Distributors — 1.1%
Air Lease Corp.	90,700	5,890,058
Boise Cascade Co.	31,584	2,395,646
DNOW, Inc.*	158,783	1,891,106
DXP Enterprises, Inc.*	10,812	1,510,761
Rush Enterprises, Inc. (Class A Stock)	52,150	3,447,636
		15,135,207
Water Utilities — 0.6%
American States Water Co.	32,902	2,488,049
California Water Service Group	51,377	2,329,433
H2O America(a)	31,935	1,873,627
Middlesex Water Co.	15,557	809,742
		7,500,851
Wireless Telecommunication Services — 0.3%
Gogo, Inc.*	65,144	261,879
Shenandoah Telecommunications Co.	39,338	606,592
Telephone & Data Systems, Inc.	83,860	3,530,506
		4,398,977

Total Common Stocks (cost $961,675,916)		1,307,266,126
Unaffiliated Exchange-Traded Fund — 2.2%
iShares Core S&P Small-Cap ETF(a)	241,000	29,958,710
(cost $28,653,632)

Total Long-Term Investments—99.2% (cost $990,329,548)		1,337,224,836
Short-Term Investments — 34.8%
Affiliated Mutual Funds — 34.7%
PGIM Core Government Money Market Fund (7-day effective yield 3.781%)(wb)	8,018,224	8,018,224
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $458,786,999; includes $457,411,700 of cash collateral for securities on loan)(b)(wb)	459,317,192	458,995,671

Total Affiliated Mutual Funds (cost $466,805,223)		467,013,895

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
3.608%	06/16/26	1,600	$1,587,829
(cost $1,587,941)

Total Short-Term Investments (cost $468,393,164)			468,601,724

TOTAL INVESTMENTS—134.0% (cost $1,458,722,712)			1,805,826,560

Liabilities in excess of other assets(z) — (34.0)%			(458,570,537)

Net Assets — 100.0%			$1,347,256,023

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $462,229,857; cash collateral of $457,411,700 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A8

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
75	Russell 2000 E-Mini Index	Jun. 2026	$9,420,750	$(35,831)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A9